PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Assumptions Used to Determine Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension and Other Postretirement Benefit Plans [Abstract]
Discount rate	2.60%	3.80%	3.55%
Expected (long-term) return on plan assets	3.85%	5.62%	5.35%
Rate of future compensation increases